Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 666,930,000.00
Total Fee Amount	92,103.04
Total Offset Amount	0.00
Net Fee	$ 92,103.04
Offering Table N/A
Offset Table N/A	N/A